October 16, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Variable Series Funds, Inc.
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (Securities Act File No. 333-108220)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Variable Series Funds, Inc. (the "Fund") hereby certifies that:

(1) the form of Proxy Statement and Prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed materially from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on October 15, 2003.

Very truly yours,

Merrill Lynch Variable Series Funds, Inc.

/s/Stephen M. Benham

Stephen M. Benham
Secretary of Fund